SCHEDULE OF INVESTMENTS
Ivy International Small Cap Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Consumer Discretionary – 0.5%
Ardent Leisure Group	2,898	$797

Consumer Staples – 1.1%
Treasury Wine Estates Ltd.	241	1,756

Energy – 0.9%
WorleyParsons Ltd.	226	1,384

Financials – 1.8%
Steadfast Group Ltd.	1,197	2,806

Materials – 2.4%
Evolution Mining Ltd.	494	1,963
Nufarm Ltd.	599	1,701

		3,664

Total Australia - 6.7%		$10,407
Belgium
Information Technology – 1.4%
Barco N.V.	12	2,105

Total Belgium - 1.4%		$2,105
Canada
Materials – 0.2%
Lundin Mining Corp.	62	336

Total Canada - 0.2%		$336
Finland
Industrials – 1.0%
Metso Corp.(A)	49	1,596

Total Finland - 1.0%		$1,596
France
Energy – 2.7%
Gaztransport et Technigaz S.A.	17	1,306
Rubis Group	59	2,832

		4,138

Health Care – 1.3%
Orpea S.A.	18	2,029

Industrials – 3.6%
Alstom	61	2,832
Teleperformance SE	10	2,550

		5,382

Total France - 7.6%		$11,549
Germany
Consumer Discretionary – 0.5%
Hugo Boss AG	22	671

Health Care – 0.8%
Vivoryon Therapeutics AG(A)	260	1,155

Industrials – 0.5%
LPKF Laser & Electronics AG	38	835

Information Technology – 1.0%
Mynaric AG(A)(B)	27	1,550

Real Estate – 0.4%
PATRIZIA Immobilien AG	24	591

Total Germany - 3.2%		$4,802

Hong Kong
Communication Services – 1.1%
HKBN Ltd.	977	1,713

Industrials – 1.1%
Pacific Basin Shipping Ltd.	11,308	1,662

Total Hong Kong - 2.2%		$3,375
Ireland
Consumer Discretionary – 0.5%
Dalata Hotel Group plc	220	706

Consumer Staples – 0.9%
Total Produce plc	1,037	1,340

Financials – 0.6%
Greencoat Renewables plc	730	994

Health Care – 3.7%
UDG Healthcare plc	106	938
Uniphar plc	2,382	4,683

		5,621

Industrials – 1.0%
Kingspan Group plc	24	1,521

Materials – 1.3%
Smurfit Kappa Group plc	58	1,943

Total Ireland - 8.0%		$12,125
Isle of Man
Information Technology – 1.6%
Strix Group plc(B)	989	2,357

Total Isle of Man - 1.6%		$2,357
Japan
Communication Services – 3.7%
ARTERIA Networks Corp.	109	1,934
Capcom Co. Ltd.	52	1,907
Daiichikosho Co. Ltd.	55	1,645

		5,486

Consumer Discretionary – 5.7%
Komeda Holdings Co. Ltd.	145	2,466
NGK Spark Plug Co. Ltd.	104	1,501
Ryohin Keikaku Co. Ltd.	171	2,438
Stanley Electric Co. Ltd.	95	2,290

		8,695

Consumer Staples – 2.8%
Kobe Bussan Co. Ltd.	26	1,448
Matsumotokiyoshi Holdings Co. Ltd.	78	2,823

		4,271

Financials – 2.6%
Bank of Kyoto Ltd. (The)(B)	63	2,238
Gunma Bank Ltd. (The)	513	1,633

		3,871

Health Care – 1.3%
Nippon Shinyaku Co. Ltd.	23	1,853

Industrials – 7.1%
MISUMI Group, Inc.	71	1,793
Okamura Corp.	285	1,980
Sanwa Holdings Corp.	196	1,763
SATO Holdings Corp.	68	1,479
Takeuchi Mfg Co. Ltd.	117	1,945
Tsubaki Nakashima Co. Ltd.(B)	214	1,681

		10,641

Information Technology – 4.8%
DISCO Corp.	12		2,805
Sansan, Inc.(A)	30		1,144
SCSK Corp.	69		3,376

			7,325

Materials – 1.6%
Zeon Corp.	251		2,316

Real Estate – 5.5%
GLP J-REIT	1		2,126
Ichigo, Inc.	629		1,587
Kenedix Office Investment Corp.	—	*	1,654
TechnoPro Holdings, Inc.	51		2,921

			8,288

Total Japan - 35.1%			$52,746
Jersey
Materials – 0.5%
Breedon Group plc(A)	801		774

Total Jersey - 0.5%			$774
Luxembourg
Real Estate – 1.6%
Grand City Properties S.A.	106		2,459

Total Luxembourg - 1.6%			$2,459
Netherlands
Financials – 0.1%
Euronext N.V.	2		172

Information Technology – 2.6%
ASM International N.V.	25		3,879

Total Netherlands - 2.7%			$4,051
Norway
Consumer Staples – 0.7%
SalMar ASA	21		1,016

Total Norway - 0.7%			$1,016
Poland
Communication Services – 0.9%
CD Projekt S.A.(A)	13		1,320

Total Poland - 0.9%			$1,320
Singapore
Real Estate – 2.4%
City Developments Ltd.	295		1,802
Manulife U.S. REIT	2,405		1,827

			3,629

Total Singapore - 2.4%			$3,629
Spain
Health Care – 0.8%
Almirall S.A.	94		1,238

Total Spain - 0.8%			$1,238
Sweden
Communication Services – 1.4%
Stillfront Group AB(A)	24		2,186

Information Technology – 0.5%
Sinch AB(A)	9		801

Total Sweden - 1.9%			$2,987
Switzerland
Consumer Staples – 0.7%
Barry Callebaut AG, Registered Shares	1		1,010

Financials – 0.8%
Helvetia Holding AG	12	1,149

Health Care – 0.7%
Vifor Pharma AG	7	1,081

Information Technology – 2.1%
Logitech International S.A., Registered Shares	48	3,178

Total Switzerland - 4.3%		$6,418
United Kingdom
Communication Services – 3.5%
Future plc	211	3,335
Rightmove plc	287	1,939

		5,274

Consumer Discretionary – 4.1%
Coats Group plc	2,025	1,409
Games Workshop Group plc	36	3,536
Gamesys Group plc(A)	32	342
Stock Spirits Group plc	328	949

		6,236

Consumer Staples – 0.7%
Cranswick plc	25	1,107

Financials – 1.8%
Draper Esprit plc(A)	154	861
St. James’s Place plc	54	640
TP ICAP plc	268	1,164

		2,665

Health Care – 0.1%
Sensyne Health plc(A)(B)	414	184

Industrials – 1.0%
Diploma plc	70	1,556

Information Technology – 1.9%
Avast plc	442	2,892

Materials – 0.8%
Polymetal International plc	61	1,224

Total United Kingdom - 13.9%		$21,138

TOTAL COMMON STOCKS – 96.7%		$146,418
(Cost: $135,861)

PREFERRED STOCK
Industrials- 1.4%
Sixt SE	41	2,147

TOTAL PREFERRED STOCK – 1.4%		$2,147
(Cost: $2,336)

SHORT-TERM SECURITIES
Money Market Funds (C) – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(D)	2,597	2,597

TOTAL SHORT-TERM SECURITIES – 1.7%		$2,597
(Cost: $2,597)

TOTAL INVESTMENT SECURITIES – 99.8%		$151,172
(Cost: $140,794)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		378

NET ASSETS – 100.0%		$151,550

Notes to Schedule of Investments

* Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $3,790 are on loan.

(C) Rate shown is the annualized 7-day yield at June 30, 2020.

(D) Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$15,979	$—
Consumer Discretionary	—	17,105	—
Consumer Staples	—	10,500	—
Energy	—	5,522	—
Financials	861	10,796	—
Health Care	4,867	8,294	—
Industrials	—	23,193	—
Information Technology	—	24,087	—
Materials	774	9,483	—
Real Estate	—	14,967	—
Total Common Stocks	$6,502	$139,926	$—
Preferred Stocks	—	2,147	—
Short-Term Securities	2,597	—	—
Total	$9,099	$142,073	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$140,794

Gross unrealized appreciation	24,053
Gross unrealized depreciation	(13,675)

Net unrealized appreciation	$10,378